CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 143,273	$ 115,907	$ 102,236
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax (recovery) expense of $(391) for the year ended January 31, 2025 (January 31, 2024 - $1,094; January 31, 2023 - ($58))	(21,911)	1,870	(18,063)
Total other comprehensive income (loss)	(21,911)	1,870	(18,063)
Comprehensive income	$ 121,362	$ 117,777	$ 84,173